Revenue Recognition - Reconciliation of Contract Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of Contract Balances
Notes and accounts receivable—trade (net of allowances of $99 in 2025 and $114 in 2024)	$ 8,112	$ 6,804
Notes and accounts receivable - trade, allowances	99	114
Contract assets	482	433
Deferred income (current)	16,101	13,907
Deferred income (noncurrent)	4,271	$ 3,622
Revenue recognized that was included in deferred income at the beginning of the period	$ 12,200